Partners Capital, Distributions and Member's Interest - Additional Information (Detail) (USD $) In Millions, except Share data, unless otherwise specified	9 Months Ended		3 Months Ended	9 Months Ended		3 Months Ended	6 Months Ended	9 Months Ended
	Sep. 30, 2012	Jul. 31, 2012	Sep. 30, 2012 Northern Tier Energy LP	Sep. 30, 2012 Northern Tier Energy LP	Sep. 30, 2012 Northern Tier Holdings	Sep. 30, 2012 Northern Tier Energy LLC	Jun. 30, 2012 Northern Tier Energy LLC	Sep. 30, 2011 Northern Tier Energy LLC	Sep. 30, 2012 Common Units	Sep. 30, 2012 Common Units Publicly Issued	Sep. 30, 2012 Pik Units
Limited Partners' Capital Account [Line Items]
Common stock issued	18,687,500	18,687,500							54,844,500	18,687,500	18,383,000
Common Units outstanding			91,915,000	91,915,000
PIK units issued and outstanding											91,915,000
Revolving credit facility, maturity date	Dec. 01, 2017
Number of days after the end of the quarter to make cash distributions to units holders	60 days
Quarterly distribution of common unitholders									$ 1.48
Aggregate distribution based on available cash generated				$ 136
Distributions			124.2			124.2	40.0	2.5
Distributions used to redeem interest					$ 92